ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
ACCOUNTS RECEIVABLE, NET
Schedule of components of accounts receivable

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Accounts receivable	78,121	56,513	8,868
Allowance for doubtful accounts	(156)	(381)	(60)
Accounts receivable, net	77,965	56,132	8,808

Schedule of movements in the allowance for doubtful accounts

	For the year ended December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at beginning of the year	316	156	24
Provisions/(reversals)	(160)	225	36
Balance at end of the year	156	381	60